UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EMERGING MARKETS FUND
AUGUST 31, 2009




















                                                                      (Form N-Q)

48054 -1009                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA EMERGING MARKETS FUND
August 31, 2009 (unaudited)



                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (97.8%)

               COMMON STOCKS (91.5%)

               CONSUMER DISCRETIONARY (7.5%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
    10,626,000 Bosideng International Holdings Ltd.                                         $       1,632
        73,500 Ports Design Ltd.                                                                      168
                                                                                          ---------------
                                                                                                    1,800
                                                                                          ---------------
               APPAREL RETAIL (0.3%)
       130,800 Foschini Ltd.                                                                        1,026
       168,600 Mr. Price Group Ltd.                                                                   661
                                                                                          ---------------
                                                                                                    1,687
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.6%)
        26,000 Hyundai Mobis                                                                        2,758
         5,500 S&T Dynamics Co. Ltd.                                                                   70
                                                                                          ---------------
                                                                                                    2,828
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (2.0%)
     5,477,800 Denway Motors Ltd.                                                                   2,474
     1,088,000 Dongfeng Motor Group Co. Ltd.                                                        1,130
     5,235,000 Geely Automobile Holdings Ltd.                                                       1,270
        22,789 Hyundai Motor Co. Ltd.                                                               1,934
        66,000 Mahindra & Mahindra Ltd. GDR (a)                                                     1,100
        61,800 Mahindra & Mahindra Ltd. GDR                                                         1,058
       479,500 PT Astra International Tbk                                                           1,434
                                                                                          ---------------
                                                                                                   10,400
                                                                                          ---------------
               BROADCASTING (0.3%)
       496,300 ABS-CBN Broadcasting Corp. PDR, acquired 11/18/2004 - 4/20/2006; cost
               $154(a),(b)                                                                            314
        55,600 Grupo Televisa S.A. de C.V. ADR                                                        972
                                                                                          ---------------
                                                                                                    1,286
                                                                                          ---------------
               CABLE & SATELLITE (0.0%)
        16,300 Net Servicos de Comunicacao S.A.                                                       172
                                                                                          ---------------
               CASINOS & GAMING (0.8%)
        66,700 Genting Berhad (a)                                                                     126
       136,490 Kangwon Land, Inc.                                                                   1,803
     3,006,720 Resorts World Berhad (a)                                                             2,367
                                                                                          ---------------
                                                                                                    4,296
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.4%)
        16,260 LG Electronics, Inc.                                                                 1,862
                                                                                          ---------------
               DEPARTMENT STORES (0.7%)
       348,000 Golden Eagle Retail Group Ltd.                                                         516
        12,688 Lotte Shopping Co. Ltd.                                                              2,890
                                                                                          ---------------
                                                                                                    3,406
                                                                                          ---------------


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1   |  USAA Emerging Markets Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               FOOTWEAR (0.3%)
       120,300 Grendene S.A., acquired 12/27/2004 - 6/17/2008; cost $1,191(b)               $       1,607
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.2%)
       188,360 JD Group Ltd.                                                                        1,029
                                                                                          ---------------
               HOMEBUILDING (0.7%)
        44,900 Camargo Correa Desenvolvimento Imbiliario S.A.                                         134
     1,501,100 Consorcio ARA S.A. de C.V. *                                                           871
       430,300 Corporacion GEO, S.A. de C.V. "B" *                                                  1,017
        14,600 Desarrolladora Homex S A De C.V. ADR *                                                 519
        30,700 Gafisa S.A. ADR (c)                                                                    900
                                                                                          ---------------
                                                                                                    3,441
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
     1,155,925 Turk Sise ve Cam Fabrikalari A.S. *                                                  1,225
                                                                                          ---------------
               PUBLISHING (0.0%)
        12,900 Woongjin Thinkbig Co. Ltd.                                                             208
                                                                                          ---------------
               RESTAURANTS (0.1%)
       654,562 Alsea de Mexico S.A.B. de C.V. *                                                       404
                                                                                          ---------------
               TEXTILES (0.5%)
       447,000 Nien Hsing Textile Co. Ltd.                                                            217
       469,500 Texwinca Holdings Ltd.                                                                 370
     2,974,500 Weiqiao Textile Co. Ltd. "H"                                                         2,080
                                                                                          ---------------
                                                                                                    2,667
                                                                                          ---------------
               Total Consumer Discretionary                                                        38,318
                                                                                          ---------------

               CONSUMER STAPLES (4.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
       206,500 Astra Argo Lestari Tbk                                                                 440
       147,700 Genting Plantations Berhad (a)                                                         246
     6,000,500 Global Bio-chem Technology Group Co. Ltd.                                            1,456
        68,000 PPB Group Berhad (a)                                                                   296
                                                                                          ---------------
                                                                                                    2,438
                                                                                          ---------------
               BREWERS (0.5%)
        25,000 Compania Cervecerias Unidas S.A. ADR                                                   813
       396,100 Grupo Modelo S.A. de C.V. "C" *                                                      1,446
                                                                                          ---------------
                                                                                                    2,259
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
       868,000 Thai Bevergae Public Co. Ltd.                                                          148
                                                                                          ---------------
               FOOD RETAIL (0.1%)
        93,200 Shoprite Holdings Ltd.                                                                 695
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.3%)
    14,402,000 Charoen Pokphand Foods Public Co. Ltd. (a)                                           2,541
       730,000 China Yurun Food Group Ltd.                                                          1,264
         2,364 CJ Cheiljedang Corp.                                                                   316
       360,856 Gruma S.A. "B" *                                                                       554
           874 Lotte Confectionery Co. Ltd.                                                           725
         2,800 Nong Shim Co. Ltd.                                                                     531
     1,029,300 Thai Union Frozen Products Public Co. Ltd. (a)                                         787
                                                                                          ---------------
                                                                                                    6,718
                                                                                          ---------------
               SOFT DRINKS (1.0%)
        31,950 Coca Cola Femsa S.A. de C.V. ADR                                                     1,424
       542,000 Embotelladoras Arca S.A., acquired 3/30/2006 - 7/01/2009; cost $1,518(b)             1,307
        17,400 Fomento Economico Mexicano ADR                                                         633
       811,300 Grupo Continental S.A., acquired 7/02/2002 - 3/27/2009; cost $1,429(b)               1,564
                                                                                          ---------------
                                                                                                    4,928
                                                                                          ---------------


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                                                 Portfolio of Investments  |   2

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               TOBACCO (0.6%)
        35,505 KT&G Corp.                                                                   $       1,913
       882,400 PT Gudang Garam Tbk, acquired 11/30/2004 - 3/30/2009; cost $711(b)                   1,252
                                                                                          ---------------
                                                                                                    3,165
                                                                                          ---------------
               Total Consumer Staples                                                              20,351
                                                                                          ---------------

               ENERGY (10.1%)
               --------------
               COAL & CONSUMABLE FUELS (0.3%)
     2,105,400 PT Bumi Resources Tbk                                                                  606
       582,000 Yanzhou Coal Mining Co. Ltd. "H"                                                       830
                                                                                          ---------------
                                                                                                    1,436
                                                                                          ---------------
               INTEGRATED OIL & GAS (7.2%)
       155,300 LUKoil Holdings ADR                                                                  7,858
       486,450 OAO Gazprom ADR (a)                                                                 10,120
       303,800 OJSC OC Rosneft *                                                                    1,959
     5,014,000 PetroChina Co. Ltd. "H"                                                              5,564
        20,020 PetroChina Co. Ltd. ADR                                                              2,197
        85,030 Petroleo Brasileiro S.A. ADR                                                         3,371
       235,000 PTT Public Co. Ltd. (a)                                                              1,686
        89,370 Sasol Ltd.                                                                           3,366
        17,000 Sasol Ltd. ADR                                                                         642
                                                                                          ---------------
                                                                                                   36,763
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     1,705,000 CNOOC Ltd.                                                                           2,226
         6,460 CNOOC Ltd. ADR                                                                         844
       145,540 JKX Oil & Gas plc (a)                                                                  575
       170,500 PTT Exploration & Production plc GDR (a)                                               695
                                                                                          ---------------
                                                                                                    4,340
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (1.8%)
        62,621 Reliance Industries Ltd. GDR *(a)                                                    5,321
        39,142 S-Oil Corp.                                                                          1,802
         5,400 SK Energy Co. Ltd.                                                                     435
       110,880 Tupras-Turkiye Petrol Rafinerileri A.S.                                              1,663
                                                                                          ---------------
                                                                                                    9,221
                                                                                          ---------------
               Total Energy                                                                        51,760
                                                                                          ---------------

               FINANCIALS (23.5%)
               ------------------
               CONSUMER FINANCE (0.7%)
       185,500 Industrial Bank of Korea *                                                           2,005
       131,100 Redecard SA                                                                          1,795
                                                                                          ---------------
                                                                                                    3,800
                                                                                          ---------------
               DIVERSIFIED BANKS (18.4%)
        96,200 ABSA Group Ltd.                                                                      1,567
       708,400 Asya Katilim Bankasi A.S. *                                                          1,313
       152,900 Banco Bradesco S.A. ADR                                                              2,479
        12,100 Banco Santander Chile S.A. ADR                                                         619
        12,000 Bancolombia S.A. ADR                                                                   427
       466,340 Bangkok Bank Public Co. Ltd.                                                         1,515
       326,550 Bank Hapoalim Ltd. *                                                                 1,049
     6,559,000 Bank of China Ltd. "H"                                                               3,190
       736,877 Bank of the Philippine Islands (a)                                                     676
        12,080 Bank Polska Kasa Opieki S.A. *                                                         617
        20,600 Bank Zachodni WBK *                                                                    973
        12,300 BRE Bank S.A. *                                                                      1,076
     9,179,620 China Construction Bank Corp. "H"                                                    6,917
       252,500 China Merchants Bank Co. Ltd. "H"                                                      551


================================================================================
3   |  USAA Emerging Markets Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
     3,878,537 Chinatrust Financial Holding Co. Ltd.                                        $       2,156
        65,038 Commercial International Bank                                                          637
     2,582,448 First Financial Holding Co. Ltd.                                                     1,400
         9,700 HDFC Bank Ltd. ADR                                                                     956
        24,200 ICICI Bank Ltd. ADR                                                                    739
     7,033,300 Industrial and Commercial Bank of China Ltd. "H"                                     4,801
         2,700 ING Bank Slaski *                                                                      550
       741,276 Israel Discount Bank "A"                                                             1,298
       474,640 Itau Unibanco Banco Multiplo S.A. GDR                                                7,950
     1,021,100 JSC VTB Bank GDR (a)                                                                 2,853
     1,711,500 Kasikornbank Public Co. Ltd.                                                         3,799
       101,813 KB Financial Group, Inc. *                                                           4,198
        23,075 KB Financial Group, Inc. ADR *(c)                                                      941
     8,880,400 Krung Thai Bank Public Co. Ltd. (a)                                                  2,246
     3,247,070 Malayan Banking Berhad (a)                                                           5,962
     3,107,000 Mega Financial Holding Co. Ltd.                                                      1,548
       477,200 Metropolitan Bank & Trust Co. (a)                                                      380
       214,995 Nedcor Ltd.                                                                          3,186
        99,000 OTP Bank *                                                                           2,554
     2,609,000 PT Bank Mandiri Tbk                                                                  1,061
       963,500 PT Bank Rakyat Indonesia                                                               726
       378,900 RHB Capital Berhad (a)                                                                 507
        62,789 Shinhan Financial Group Co. Ltd. *                                                   2,061
       473,700 Siam Commercial Bank Public Co. Ltd. (a)                                             1,072
     7,541,639 SinoPac Financials Holdings Co. Ltd. *                                               2,261
       108,100 Standard Bank Group Ltd.                                                             1,397
        60,900 State Bank of India Ltd. GDR (a)                                                     4,505
       531,500 Turk Ekonomi Bankasi A.S. *                                                            648
       342,100 Turkiye Garanti Bankasi A.S. *                                                       1,266
       276,400 Turkiye Halk Bankasi                                                                 1,492
       819,496 Turkiye Is Bankasi                                                                   3,250
       548,400 Turkiye Vakiflar Bankasi T.A.O. *                                                    1,214
       645,500 Union Bank of the Philippines (a)                                                      402
        29,900 Woori Finance Holdings Co. Ltd. *                                                      336
       304,100 Yapi ve Kredi Bankasi A.S. *                                                           641
                                                                                          ---------------
                                                                                                   93,962
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
        91,200 Guangzhou R&F Properties Co. Ltd. "H"                                                  149
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.3%)
        14,400 Kiwoom Securities Co. Ltd.                                                             588
       909,000 Polaris Securities *                                                                   440
       957,000 Yuanta Financial Holdings Co. Ltd.                                                     592
                                                                                          ---------------
                                                                                                    1,620
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.1%)
        77,600 Amil Participacoes S.A.                                                                411
       820,000 Cathay Financial Holding Co. Ltd. *                                                  1,147
       993,840 China Life Insurance Co. Ltd. *                                                        580
       677,000 China Life Insurance Co. Ltd. "H"                                                    2,852
       277,794 Sanlam Ltd.                                                                            732
                                                                                          ---------------
                                                                                                    5,722
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.2%)
        50,900 Porto Seguro S.A.                                                                      467
        25,300 Sul America S.A.                                                                       500
                                                                                          ---------------
                                                                                                      967
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
       214,800 AMMB Holdings Berhad (a)                                                               250
     1,752,540 FirstRand Ltd.                                                                       3,577
                                                                                          ---------------
                                                                                                    3,827
                                                                                          ---------------


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                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (0.9%)
        35,000 Dongbu Insurance Co. Ltd.                                                    $       1,065
        50,800 Hyundai Marine & Fire Insurance Co. Ltd.                                               886
        35,990 LIG Non-Life Insurance Co. Ltd.                                                        614
        10,749 Samsung Fire & Marine Insurance Co. Ltd.                                             1,928
                                                                                          ---------------
                                                                                                    4,493
                                                                                          ---------------
               REAL ESTATE DEVELOPMENT (0.6%)
       203,040 China Overseas Land & Investment Ltd.                                                  409
       305,800 China Vanke Co. "B"                                                                    355
       376,000 Hopson Development Holdings Ltd.                                                       555
     1,472,100 L.P.N. Development Group                                                               273
       211,500 Sino-Ocean Land Holdings Ltd. (d)                                                      193
     2,393,500 SOHO China Ltd.                                                                      1,272
                                                                                          ---------------
                                                                                                    3,057
                                                                                          ---------------
               REAL ESTATE OPERATING COMPANIES (0.4%)
     9,026,000 Renhe Commercial Holdings Co. Ltd.                                                   1,945
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
        30,200 Daegu Bank                                                                             352
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
        52,800 BM&F Bovespa S.A.                                                                      326
                                                                                          ---------------
               Total Financials                                                                   120,220
                                                                                          ---------------

               HEALTH CARE (1.2%)
               ------------------
               MANAGED HEALTH CARE (0.2%)
       246,300 Medical Saude S.A. *                                                                 1,228
                                                                                          ---------------
               PHARMACEUTICALS (1.0%)
     2,432,700 PT Kalbe Farma Tbk                                                                     307
        85,930 Teva Pharmaceutical Industries Ltd. ADR                                              4,425
         2,394 Yuhan Corp.                                                                            371
                                                                                          ---------------
                                                                                                    5,103
                                                                                          ---------------
               Total Health Care                                                                    6,331
                                                                                          ---------------

               INDUSTRIALS (6.4%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.5%)
        90,700 Imperial Holdings Ltd.                                                                 864
     7,236,200 Sinotrans Ltd. "H"                                                                   1,708
                                                                                          ---------------
                                                                                                    2,572
                                                                                          ---------------
               AIRLINES (0.7%)
     1,184,000 Air China Ltd. "H" *                                                                   697
     3,006,000 China Southern Airlines Co.  Ltd. "H" *                                                946
       495,200 Thai Airways International Public Co. Ltd. *(a)                                        284
       902,000 Turk Hava Yollari Anonim Ortakligi                                                   1,732
                                                                                          ---------------
                                                                                                    3,659
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.9%)
        38,400 Aveng Ltd.                                                                             203
         7,400 Daelim Industrial Co. Ltd.                                                             427
       291,900 Empresas ICA SAB de CV *                                                               618
     1,650,100 Gamuda Berhad (a)                                                                    1,432
        25,000 Orascom Construction Industries (a)                                                  1,025
        12,200 Samsung Engineering Co. Ltd.                                                           793
                                                                                          ---------------
                                                                                                    4,498
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
       820,000 PT United Tractors Tbk                                                               1,098
        51,600 Samsung Heavy Industries Co. Ltd.                                                    1,213
       100,800 Tata Motors Ltd. ADR (c)                                                             1,168


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5   |  USAA Emerging Markets Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       186,000 Weichai Power Co. Ltd. "H"                                                   $         829
                                                                                          ---------------
                                                                                                    4,308
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
       304,900 China High Speed Transmission Equipment Group Co. Ltd.                                 658
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.3%)
     1,716,000 Anhui Expressway Co. Ltd. "H"                                                          954
       578,000 Jiangsu Expressway Co. Ltd. "H"                                                        455
       204,000 Zhejiang Expressway Co. Ltd. "H"                                                       195
                                                                                          ---------------
                                                                                                    1,604
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (2.0%)
       437,740 Barloworld Ltd.                                                                      2,678
        85,800 Bidvest Group Ltd.                                                                   1,246
        39,940 LG Corp.                                                                             2,434
       593,102 Mexichem S.A. de C.V.                                                                  772
        29,160 Murray & Roberts Holdings Ltd.                                                         206
       215,551 NWS Holdings Ltd.                                                                      425
       738,200 Sime Darby Berhad (a)                                                                1,723
         6,290 SK Corp.                                                                               529
        51,500 Tanjong plc (a)                                                                        224
                                                                                          ---------------
                                                                                                   10,237
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.1%)
       127,900 Metalfrio Solutions S.A.                                                               409
                                                                                          ---------------
               MARINE (0.3%)
     1,766,000 China Shipping Container Lines Co. Ltd. "H" *                                          647
       396,000 China Shipping Development Co. Ltd. "H"                                                495
       148,000 U-Ming Marine Transport Corp.                                                          240
                                                                                          ---------------
                                                                                                    1,382
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.5%)
     1,757,709 Cosco Pacific Ltd.                                                                   2,631
                                                                                          ---------------
               TRUCKING (0.2%)
        82,700 Localiza Rent a Car S.A.                                                               737
                                                                                          ---------------
               Total Industrials                                                                   32,695
                                                                                          ---------------

               INFORMATION TECHNOLOGY (12.6%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (0.1%)
        61,300 People & Telecomun, Inc.                                                               650
                                                                                          ---------------
               COMPUTER HARDWARE (2.2%)
     4,852,563 Compal Electronics, Inc.                                                             4,894
       285,100 Foxconn Technology Co. Ltd.                                                            728
       144,000 High Tech Computer Corp.                                                             1,448
       869,300 Quanta Computer, Inc.                                                                1,801
     1,258,972 Wistron Corp.                                                                        2,440
                                                                                          ---------------
                                                                                                   11,311
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.9%)
       828,654 Asustek Computer, Inc.                                                               1,319
       309,000 Avermedia Tech, Inc.                                                                   373
       341,000 Catcher Technology Co. Ltd.                                                            881
       240,195 Lite-On Technology Corp.                                                               269
       136,000 Sunrex Technology Corp.                                                                138
     3,583,530 TPV Technology Ltd.                                                                  1,947
                                                                                          ---------------
                                                                                                    4,927
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.9%)
        50,700 LG Philips LCD Co. Ltd.                                                              1,498
        21,200 LG Philips LCD Co. Ltd. ADR (c)                                                        307
       562,384 Nan Ya Printed Circuit Board Corp.                                                   1,837


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                                                 Portfolio of Investments  |   6

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
     4,509,440 Yageo Corp.                                                                  $       1,144
                                                                                          ---------------
                                                                                                    4,786
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
        44,800 HUMAX Co. Ltd.                                                                         513
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.8%)
     1,182,989 Hon Hai Precision Industry Corp. Ltd.                                                3,989
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.6%)
       197,400 Tencent Holdings Ltd.                                                                2,944
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.5%)
        64,040 Infosys Technologies Ltd. ADR (c)                                                    2,769
                                                                                          ---------------
               SEMICONDUCTORS (6.4%)
       516,287 King Yuan Electronics Co. Ltd.                                                         184
       115,270 Media Tek, Inc.                                                                      1,674
        22,110 Novatek Microelectronics Corp.                                                          52
       869,320 Radiant Opto-Electronics Corp.                                                       1,108
        29,914 Samsung Electronics Co. Ltd.                                                        18,467
        83,395 Siliconware Precision Industries Co. ADR                                               526
     2,796,378 Taiwan Semiconductor Manufacturing Co. Ltd.                                          5,029
       137,413 Taiwan Semiconductor Manufacturing Co. Ltd. ADR (c)                                  1,470
     7,185,286 United Microelectronics Corp. *                                                      2,947
       355,500 United Microelectronics Corp. ADR *(c)                                               1,156
                                                                                          ---------------
                                                                                                   32,613
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.1%)
       207,000 WPG Holdings Ltd.                                                                      267
                                                                                          ---------------
               Total Information Technology                                                        64,769
                                                                                          ---------------

               MATERIALS (12.1%)
               -----------------
               COMMODITY CHEMICALS (0.4%)
       462,240 Formosa Plastics Corp.                                                                 831
        24,800 Huchems Fine Chemical Corp.                                                            593
         4,050 LG Chem Ltd.                                                                           611
                                                                                          ---------------
                                                                                                    2,035
                                                                                          ---------------
               CONSTRUCTION MATERIALS (1.1%)
        76,492 Cemex S.A. de C.V. ADR *                                                             1,016
       290,000 China National Building Material Co. Ltd. "H"                                          611
       464,960 India Cements Ltd. GDR (a)                                                           2,560
       324,000 PT Indocement Tunggal Prakarsa Tbk                                                     323
       237,900 Siam Makro Public Co. Ltd.                                                           1,381
                                                                                          ---------------
                                                                                                    5,891
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (4.1%)
       590,000 China Molybdenum Co. Ltd.                                                              441
        15,800 Eurasian Natural Resources Corp. plc (a)                                               220
       651,468 Grupo Mexico S.A.B. de C.V. "B" *                                                      936
       145,000 Jiangxi Copper Co. "H"                                                                 302
        56,200 KGHM Polska Miedz S.A.                                                               1,683
         8,320 Korea Zinc Co. Ltd.                                                                    909
        78,400 Mining and Metallurgical Co. Norilsk Nickel ADR *(a)                                   853
       166,004 Mining and Metallurgical Co. Norilsk Nickel ADR *                                    1,807
        34,030 Poongsan Corp. *                                                                       537
       207,820 Sterlite Industries India Ltd. ADR *                                                 2,783
       241,630 Vale S.A.                                                                            4,642
       334,500 Vale S.A. ADR                                                                        5,757
                                                                                          ---------------
                                                                                                   20,870
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
        89,200 Israel Chemicals Ltd.                                                                  995


================================================================================
7   |  USAA Emerging Markets Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        56,200 Uralkali GDR *(a)                                                            $       1,057
                                                                                          ---------------
                                                                                                    2,052
                                                                                          ---------------
               GOLD (1.0%)
        87,796 AngloGold Ashanti Ltd. ADR                                                           3,373
        68,800 Gold Fields Ltd.                                                                       838
        63,550 Gold Fields Ltd. ADR                                                                   767
                                                                                          ---------------
                                                                                                    4,978
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.4%)
       931,254 Nampak Ltd.                                                                          2,053
                                                                                          ---------------
               PAPER PRODUCTS (0.5%)
       619,000 Nine Dragons Paper Holdings Ltd.                                                       687
       466,811 Sappi Ltd.                                                                           1,812
                                                                                          ---------------
                                                                                                    2,499
                                                                                          ---------------
               PRECIOUS METALS & MINERALS (0.6%)
        21,980 Anglo Platinum Ltd. *                                                                1,950
        50,000 Impala Platinum Holdings Ltd.                                                        1,168
                                                                                          ---------------
                                                                                                    3,118
                                                                                          ---------------
               STEEL (3.6%)
       217,069 ArcelorMittal South Africa Ltd.                                                      3,259
     1,908,082 China Steel Corp.                                                                    1,733
     1,388,000 Chongqing Iron & Steel Co. Ltd.                                                        512
         5,049 Confab Industrial S.A.                                                                  14
       495,800 El Ezz Steel Rebars S.A.E.                                                           1,328
        26,000 Evraz Group S.A. GDR                                                                   706
        77,100 Gerdau S.A. ADR                                                                        906
         4,000 Hyundai Steel Co.                                                                      254
       538,000 Maanshan Iron & Steel Co. Ltd. *                                                       331
        59,500 Metalurgica Gerdau S.A.                                                                872
        39,400 Novolipetsk Steel GDR *                                                                946
         8,708 POSCO                                                                                3,218
        21,150 POSCO ADR                                                                            1,934
       123,400 Severstal Joint Stock Co. *                                                            917
       131,000 Tata Steel Ltd. GDR *                                                                1,192
        18,925 Usinas Siderurgicas de Minas Gerais S.A.                                               446
                                                                                          ---------------
                                                                                                   18,568
                                                                                          ---------------
               Total Materials                                                                     62,064
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (10.9%)
               ----------------------------------
               ALTERNATIVE CARRIERS (0.1%)
        12,600 GVT Holding S.A. *                                                                     225
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.4%)
       578,406 China Unicom Hong Kong Ltd.                                                            812
       178,786 Chunghwa Telecom Co. Ltd.                                                              306
        19,329 Chunghwa Telecom Co. Ltd. ADR                                                          330
        31,330 KT Corp.                                                                               978
       162,470 KT Corp. ADR                                                                         2,530
        50,370 LG Dacom Corp.                                                                         742
       237,460 Magyar Tavkozlesi Rt.                                                                  961
       576,900 Mahanagar Telephone Nigam Ltd. ADR (c)                                               2,227
     1,824,000 PT Indonesian Satellite Corp. Tbk                                                      950
     1,740,200 PT Telekomunikasi Indonesia Tbk                                                      1,450
        29,500 Tele Norte Leste Participacoes S.A.                                                    553
        26,500 Telefonos de Mexico S.A. de C.V. ADR "L"                                               493
       303,340 Telekomunikacja Polska S.A.                                                          1,709
       187,140 Telkom S.A. Ltd.                                                                     1,044
       148,500 Vimpel-Communications ADR *                                                          2,293
                                                                                          ---------------
                                                                                                   17,378
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (7.4%)
       183,180 America Movil S.A.B. de C.V. ADR "L"                                         $       8,271
       891,500 China Mobile Ltd.                                                                    8,673
        80,270 China Mobile Ltd. ADR (c)                                                            3,951
       116,780 Mobile TeleSystems ADR                                                               5,066
       264,121 MTN Group Ltd.                                                                       4,329
         9,300 Philippine Long Distance Telephone Co. (a)                                             480
        12,868 SK Telecom Co. Ltd.                                                                  1,803
       154,460 SK Telecom Co. Ltd. ADR (c)                                                          2,403
        76,920 Turkcell Iletisim Hizmetleri A.S.                                                      500
        80,190 Turkcell Iletisim Hizmetleri A.S. ADR (c)                                            1,292
        56,300 Vivo Participacoes S.A. (c)                                                          1,281
                                                                                          ---------------
                                                                                                   38,049
                                                                                          ---------------
               Total Telecommunication Services                                                    55,652
                                                                                          ---------------

               UTILITIES (3.2%)
               ----------------
               ELECTRIC UTILITIES (1.4%)
       124,413 Centrais Electricas Brasileiras S.A.                                                 1,819
         7,274 Companhia de Transmissao de Energia Electrica Paulista, acquired 12/10/2008;
               cost $131(b)                                                                           185
        76,272 Companhia Energetica de Minas Gerais (CEMIG) ADR                                     1,114
        39,700 Enersis S.A. ADR                                                                       687
        86,220 Korea Electric Power Corp. *                                                         2,164
        47,500 Korea Electric Power Corp. ADR *                                                       587
       357,750 Tenaga Nasional Berhad (a)                                                             812
                                                                                          ---------------
                                                                                                    7,368
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
     7,231,000 China Power International Development Ltd. *                                         2,006
        10,000 Empresa Nacional De Electricidad S.A. ADR                                              461
     2,141,800 Huaneng Power International, Inc. "H"                                                1,498
         6,630 Huaneng Power International, Inc. ADR "H"                                              185
       108,070 Tractebel Energia S.A.                                                               1,144
                                                                                          ---------------
                                                                                                    5,294
                                                                                          ---------------
               WATER UTILITIES (0.8%)
        40,904 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)                         753
        37,040 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR                   1,356
       105,400 Companhia de Saneamento de Minas Gerais                                              1,684
                                                                                          ---------------
                                                                                                    3,793
                                                                                          ---------------
               Total Utilities                                                                     16,455
                                                                                          ---------------
               Total Common Stocks (cost: $413,373)                                               468,615
                                                                                          ---------------

               PREFERRED SECURITIES (5.8%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               TEXTILES (0.2%)
       287,688 Companhia de Tecidos Norte de Minas, acquired 5/29/2003 - 4/20/2009; cost
               $1,011(b)                                                                              771
                                                                                          ---------------
               Total Consumer Discretionary                                                           771
                                                                                          ---------------

               ENERGY (3.0%)
               -------------
               INTEGRATED OIL & GAS (3.0%)
       466,750 Petroleo Brasileiro S.A. ADR                                                        15,496
                                                                                          ---------------
               Total Energy                                                                        15,496
                                                                                          ---------------

               FINANCIALS (0.3%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
        61,400 Bradespar S.A.                                                                         953
                                                                                          ---------------


================================================================================
9   |  USAA Emerging Markets Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (0.1%)
       102,100 Banco Panamericano S.A.                                                      $         360
                                                                                          ---------------
               Total Financials                                                                     1,313
                                                                                          ---------------

               INDUSTRIALS (0.5%)
               ------------------
               AEROSPACE & DEFENSE (0.1%)
        28,894 Embraer Empresa Brasileira de Aeronautica S.A. ADR                                     614
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
       428,542 Itausa - Investimentos Itau S.A.                                                     2,201
                                                                                          ---------------
               Total Industrials                                                                    2,815
                                                                                          ---------------

               MATERIALS (0.9%)
               ----------------
               COMMODITY CHEMICALS (0.4%)
       407,500 Braskem S.A. "A" *                                                                   2,261
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
       113,400 Suzano Papel e Celulose S.A. *                                                       1,071
                                                                                          ---------------
               STEEL (0.3%)
        61,175 Usinas Siderurgicas de Minas Gerais S.A.                                             1,438
                                                                                          ---------------
               Total Materials                                                                      4,770
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
       116,410 Tele Norte Leste Participacoes S.A. ADR                                              1,856
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        32,900 Tim Participacoes S.A. ADR                                                             699
                                                                                          ---------------
               Total Telecommunication Services                                                     2,555
                                                                                          ---------------

               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
       138,629 Companhia Energetica de Minas Gerais (CEMIG)                                         2,041
                                                                                          ---------------
               Total Utilities                                                                      2,041
                                                                                          ---------------
               Total Preferred Securities (cost: $27,686)                                          29,761
                                                                                          ---------------

               EXCHANGE-TRADED NOTES (0.5%)
        45,451 iPath MSCI India Index *(c) (cost:  $1,764)                                          2,404
                                                                                          ---------------


               Total Equity Securities
               (cost: $442,823)                                                                   500,780
                                                                                          ---------------


               EQUITY LINKED STRUCTURED NOTES (0.1%)

               FINANCIALS (0.1%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
       211,200 BNP Fujian Septwolves Industry Inc. (a)                                                518
                                                                                          ---------------
               Total Equity Linked Structured Notes
               (cost: $351)                                                                           518
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   10

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (1.3%)

               MONEY MARKET FUNDS (1.3%)
     6,865,963 State Street Institutional Liquid Reserve Fund, 0.26% (e)(cost:  $6,866)   $         6,866
                                                                                          ---------------




               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.4%)

               MONEY MARKET FUNDS (1.2%)
       804,525 AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.30% (e)                       805
     5,500,502 BlackRock Liquidity Funds TempFund, 0.22% (e)                                        5,500
                                                                                          ---------------
               Total Money Market Funds                                                             6,305
                                                                                          ---------------

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                                                             VALUE
 (000)         SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (1.2%)
$ 2,100        Credit Suisse First Boston LLC, 0.21%, acquired on 8/31/2009 and due
                    9/01/2009 at $2,100 (collateralized by $2,145 of Federal Home
                    Loan(g), 0.13%(f), due 10/28/2009; market value $2,145)                         2,100
  3,800        Deutsche Bank Securities, Inc., 0.20%, acquired on 8/31/2009 and due
                    9/01/2009 at $3,800 (collateralized by $3,878 of Freddie Mac (g),
                    0.12%(f), due 11/13/2009; market value $3,877)                                  3,800
                                                                                          ---------------
               Total Repurchase Agreements                                                          5,900
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $12,205)                                                                     12,205
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $462,245)                                       $         520,369
                                                                                          ===============



                                        VALUATION HIERARCHY
                                        -------------------

                                             (LEVEL 1)           (LEVEL 2)             (LEVEL 3)
                                           QUOTED PRICES           OTHER              SIGNIFICANT
                                            IN ACTIVE           SIGNIFICANT           UNOBSERVABLE
                                             MARKETS            OBSERVABLE              INPUTS
                                           FOR IDENTICAL          INPUTS
                                             ASSETS                                                     TOTAL
---------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                             $       412,918 $          55,697$              -- $        468,615
  PREFERRED SECURITIES                               29,761                --               --           29,761
  EXCHANGE-TRADED FUNDS                               2,404                --               --            2,404
EQUITY LINKED STRUCTURED NOTES                           --               518               --              518
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                  6,866                --               --            6,866
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM SECURITIES
LOANED:
  MONEY MARKET FUNDS                                  6,305                --               --            6,305
  REPURCHASE AGREEMENTS                                  --             5,900               --            5,900
---------------------------------------------------------------------------------------------------------------
Total                                      $        458,254 $          62,115 $             -- $        520,369
---------------------------------------------------------------------------------------------------------------


================================================================================
11   |  USAA Emerging Markets Fund

================================================================================


NOTES TO PORTFOLIO
OF INVESTMENTS

August 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Emerging Markets Fund Shares and Emerging Markets Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign

================================================================================
                                       Notes to Portfolio of Investments  |   12
securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:


================================================================================
13   |  USAA Emerging Markets Fund

================================================================================


Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2009, was approximately $12,183,000.

E. SUBSEQUENT EVENTS - Effective August 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. The Fund has evaluated subsequent events through October 23, 2009, the date the quarterly report was issued, and has determined that there were no events that required recognition or disclosure in the Fund's quarterly report.


================================================================================
                                       Notes to Portfolio of Investments  |   14

================================================================================


F. As of August 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2009, were $84,534,000 and $26,410,000, respectively, resulting in net unrealized appreciation of $58,124,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $512,092,000 at August 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EQUITY LINKED STRUCTURED NOTES (ELSNs) - derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. ELSNs typically are offered in limited transactions by financial institutions in either registered or nonregistered form. An investment in ELSNs creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, ELSNs may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iPath iPath - Exchange traded notes (ETNs) that are senior, unsecured, unsubordinated debt securities issued by Barclays Bank, PLC. ETNs are traded on securities exchanges and are linked to the return of a benchmark index.
PDR Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Security was fair valued at August 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2009, was $7,000,000, which represented 1.4% of the Fund's net assets.

================================================================================
15   |  USAA Emerging Markets Fund

================================================================================


(c)     The security or a portion thereof was out on loan as of August 31, 2009.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Rate represents the money market fund annualized seven-day yield at August 31, 2009.
(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(g) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*       Non-income-producing security.


================================================================================
                                       Notes to Portfolio of Investments  |   16



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    10/23/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.